Notes payable	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Disclosure of borrowings [text block]
24	Notes payable

	As at December 31,
	2019 RMB’million	2020 RMB’million
Included in non-current liabilities
Notes payable	—	5,175

	—	5,175

In September, the Company issued two tranches of senior unsecured notes with an aggregate principal amount of US$800 million as set out below.

	Principal amount (USD’million)	Carrying amount at December 31, 2020 (RMB’million)	Interest Rate (per annum)	Due
2025 Notes	300	1,945	1.375%	2025
2030 Notes	500	3,230	2.000%	2030

	800	5,175

Notes payable issued by the Company were recognized initially at fair value and subsequently carried at amortized cost, at a net proceed amounting to RMB5,400 million. Movement during the year ended December 31, 2020 since the inception date mainly represented the currency translation adjustments of RMB227 million.
As at December 31, 2020, the carrying amounts of notes payable approximated their fair values and all the notes payable are included in non-current
liabilities. Interest is payable semi-annually in arrears on and of each year, beginning in March 2021.